Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Summary of Employee Welfare Benefits Expenses

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Contributions to medical and pension schemes	10,491	16,907	28,291
Other employee benefits	1,979	3,652	7,698

Total	12,470	20,559	35,989